EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	30,151,000	36,984,000
Unvested (in shares)	6,306,000	8,752,000
Number of share options outstanding in share-based payment arrangement	36,457,000	45,736,000
US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	1 year	1 year 1 month 6 days
C$11.77 | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	5,600,000	3,916,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	5,600,000	3,916,000
US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Range two | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	11,948,000	15,213,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	11,948,000	15,213,000
US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	4 years 10 months 24 days	4 years 2 months 12 days
Range three | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	9,160,000	8,664,000
Unvested (in shares)	1,605,000	152,000
Number of share options outstanding in share-based payment arrangement	10,765,000	8,816,000
US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	6 years 7 months 6 days	6 years 7 months 6 days
Exercise Price Range Four [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	3,443,000	9,191,000
Unvested (in shares)	3,366,000	8,600,000
Number of share options outstanding in share-based payment arrangement	6,809,000	17,791,000
Exercise Price Range Five [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	0
Unvested (in shares)	1,335,000
Number of share options outstanding in share-based payment arrangement	1,335,000
US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options		2 years 6 months
Bottom of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 11.13	$ 9.74
Bottom of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	14.70
Bottom of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	21.10	16.10
Bottom of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	26.69	23.71
Bottom of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		12.28
Top of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	13.42	11.13
Top of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	16.10
Top of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	24.24	21.10
Top of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 31.08	31.08
Top of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 14.70